Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2016	Dec. 31, 2015
Preferred shares, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred shares, shares authorized (in shares)	20,000,000	20,000,000
Preferred shares, shares issued (in shares)	35,505	33,779
Preferred shares, shares outstanding (in shares)	35,505	33,779
Common stock, par value (in dollars per share)	$ 0.03	$ 0.03
Common stock, shares authorized (in shares)	200,000,000	200,000,000
Common stock, shares issued (in shares)	10,876,112	8,195,760
Common stock, shares outstanding (in shares)	10,876,112	8,195,760